Filed with the Securities and Exchange Commission on February 26, 2013

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 488	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 490	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on February 28, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 488 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended October 31, 2012, for the Trust’s series:  Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund, Huber Capital Diversified Large Cap Value Fund.

PROSPECTUS

HUBER CAPITAL EQUITY INCOME FUND
Investor Class (HULIX)
Institutional Class (HULEX)

HUBER CAPITAL SMALL CAP VALUE FUND
Investor Class (HUSIX)
Institutional Class (HUSEX)

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND
Investor Class (HUDIX)
Institutional Class (HUDEX)

Each Fund is a series of Advisors Series Trust (the “Trust”).

February 28, 2013

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

TABLE OF CONTENTS

SUMMARY SECTION	3
Huber Capital Equity Income Fund	3
Huber Capital Small Cap Value Fund	9
Huber Capital Diversified Large Cap Value Fund	15
PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS	19
MANAGEMENT OF THE FUNDS	23
SHAREHOLDER INFORMATION	25
TOOLS TO COMBAT FREQUENT TRANSACTIONS	34
DISTRIBUTION OF FUND SHARES	37
DISTRIBUTIONS AND TAXES	38
INDEX DESCRIPTIONS	39
FINANCIAL HIGHLIGHTS	40
PRIVACY NOTICE	44

Table of Contents - Prospectus

SUMMARY SECTION

Huber Capital Equity Income Fund

Investment Objective
The Huber Capital Equity Income Fund (the “Equity Income Fund”) seeks to achieve current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.

		Investor Class		Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.99%		0.99%
Distribution and Service (Rule 12b-1) Fees		0.25%		0.00%1
Other Expenses (includes Shareholder Servicing Plan Fee) 2		1.74%		1.45%
Shareholder Servicing Plan Fee	0.25%	_____	0.00%1	_____
Total Annual Fund Operating Expenses		2.98%		2.44%
Less: Fee Waiver and Expense Reimbursement3		-1.48%		-1.44%
Net Annual Fund Operating Expenses		1.50%		1.00%

1
The Equity Income Fund’s “Distribution and Service (“Rule 12b-1”) Fees” and “Shareholder Servicing Plan Fee” may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Trust’s Board of Trustees (the “Board”).

2	Other Expenses for the Equity Income Fund’s Investor Class and Institutional Class shares include 0.01% attributed to acquired fund fees and expenses (“AFFE”).
3
Huber Capital Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.49% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class (the “Expense Caps”).  The Expense Caps will remain in effect through at least February 27, 2014, and may be terminated only by the Trust’s Board.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$153	$782	$1,437	$3,194
Institutional Class	$102	$623	$1,170	$2,667

Table of Contents - Prospectus

Portfolio Turnover.  The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.88% of the average value of its portfolio.

Principal Investment Strategies
The Equity Income Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase.  The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the Russell 1000® Value Index was between $1.4 billion to $368 billion.  Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

The Equity Income Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.  Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser’s decision to sell portfolio securities is based on valuation, risk and portfolio guidelines.  As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Equity Income Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Equity Income Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Table of Contents - Prospectus

•
Equity Risk.  The risks that could affect the value of the Equity Income Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•
Foreign Securities and Emerging Markets Risk.  The Equity Income Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering Risk.  The Equity Income Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Management Risk.  The Equity Income Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Value Style Investing Risk.  The Adviser follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Equity Income Fund may underperform other funds that use different investing styles.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Equity Income Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Equity Income Fund to sell these securities.

Who May Want to Invest in the Fund?

The Equity Income Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

—	Can accept the greater risks of investing in a portfolio with common stock holdings.

Table of Contents - Prospectus

Performance
The following performance information indicates some of the risks of investing in the Equity Income Fund.  The bar chart illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  The table illustrates how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  The Fund’s past performance benefited from IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).

Equity Income Fund, Investor Class
Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Equity Income Fund’s highest quarterly return was 31.46% for the quarter ended June 30, 2009, and the lowest quarterly return was -30.93% for the quarter ended December 31, 2008.

Table of Contents - Prospectus

Average Annual Total Returns (For the periods ended December 31, 2012)			Since Inception
	1 Year	5 Years	(6/29/07)
Investor Class(1)
Return Before Taxes	15.05%	1.04%	1.85%
Return After Taxes on Distributions	14.91%	0.91%	1.46%
Return After Taxes on Distributions and Sale of Fund Shares	9.96%	0.85%	1.39%
Institutional Class(1)
Return Before Taxes	15.59%	1.14%	1.94%
S&P 500® Index	16.00%	1.66%	1.25%
(reflects no deduction for fees, expenses or taxes)
Russell 1000® Value Index	17.51%	0.59%	-0.59%
(reflects no deduction for fees, expenses or taxes)
(1)     The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011.  The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011.  Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.  After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management
Investment Adviser.  Huber Capital Management, LLC is the Equity Income Fund’s investment adviser.

Portfolio Manager.  Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the Equity Income Fund’s portfolio.  Mr. Huber has managed the Fund since its inception in 2007.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Equity Income Fund shares on any business day by written request via mail (Huber Capital Equity Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 888-HUBERCM (888-482-3726), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000

Table of Contents - Prospectus

Tax Information
Equity Income Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Equity Income Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

SUMMARY SECTION

Huber Capital Small Cap Value Fund

Investment Objective
The Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) seeks to achieve capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

		Investor Class		Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.35%		1.35%
Distribution and Service (Rule 12b-1) Fees		0.25%		0.00%1
Other Expenses (includes Shareholder Servicing Plan Fee) 2		1.12%		0.93%
Shareholder Servicing Plan Fee	0.25%	_____	0.00%1	_____
Total Annual Fund Operating Expenses		2.72%		2.28%
Less: Fee Waiver and Expense Reimbursement3		-0.86%		-0.92%
Net Annual Fund Operating Expenses		1.86%		1.36%

1.
The Small Cap Value Fund’s “Distribution and Service (“Rule 12b-1”) Fees” and “Shareholder Servicing Plan Fee” may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Trust’s Board.

2.	Other Expenses for the Small Cap Value Fund’s Investor Class and Institutional Class shares include 0.01% attributed to AFFE.
3.
The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.85% of average daily net assets of the Investor Class and 1.35% of the average daily net assets of the Institutional Class (the “Expense Caps”).  The Expense Caps will remain in effect through at least February 27, 2014, and may be terminated only by the Trust’s Board.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$189	$763	$1,363	$2,988
Institutional Class	$138	$624	$1,136	$2,544

Table of Contents - Prospectus

Portfolio Turnover.  The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.29% of the average value of its portfolio.

Principal Investment Strategies
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Russell 2000® Value Index.  As of its most recent reconstitution date, June 22, 2012, the market capitalization range of the Russell 2000® Value Index was between $85 million to $2.66 billion.  Market capitalization is measured at the time of initial purchase.

The Small Cap Value Fund may also make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in IPOs but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser’s decision to sell portfolio securities is based on valuation, risk and portfolio guidelines.  As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Small Cap Value Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Small Cap Value Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Equity Risk.  The risks that could affect the value of the Small Cap Value Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

Table of Contents - Prospectus

•
Foreign Securities and Emerging Markets Risk.  The Small Cap Value Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering Risk.  The Small Cap Value Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Management Risk.  The Small Cap Value Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Value Style Investing Risk.  The Adviser follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Small Cap Value Fund may underperform other funds that use different investing styles.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Small Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Small Cap Value Fund to sell these securities.

Who May Want to Invest in the Fund?

The Small Cap Value Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

—	Can accept the greater risks of investing in a portfolio with common stock holdings.

Table of Contents - Prospectus

Performance

The following performance information indicates some of the risks of investing in the Small Cap Value Fund.  The bar chart illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  The table illustrates how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  The Fund’s past performance benefited from IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM  (888-482-3726).

Small Cap Value Fund, Investor Class
Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Small Cap Value Fund’s highest quarterly return was 35.14% for the quarter ended June 30, 2009, and the lowest quarterly return was -36.30% for the quarter ended December 31, 2008.

Table of Contents - Prospectus

Average Annual Total Returns (For the periods ended December 31, 2012)			Since Inception
	1 Year	5 Years	(6/29/07)
Investor Class(1)
Return Before Taxes	28.27%	10.75%	6.10%
Return After Taxes on Distributions	28.22%	10.72%	5.90%
Return After Taxes on Distributions and Sale of Fund Shares	18.44%	9.38%	5.15%
Institutional Class(1)
Return Before Taxes	28.85%	10.87%	6.21%
Russell 2000® Index	16.35%	3.56%	1.77%
(reflects no deduction for fees, expenses or taxes)
Russell 2000® Value Index	18.05%	3.55%	0.62%
(reflects no deduction for fees, expenses or taxes)
(1)     The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011.  The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011.  Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.  After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Adviser.  Huber Capital Management, LLC is the Small Cap Value Fund’s investment adviser.

Portfolio Manager.  Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the Small Cap Value Fund’s portfolio.  Mr. Huber has managed the Fund since its inception in 2007.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Small Cap Value Fund shares on any business day by written request via mail (Huber Capital Small Cap Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 888-HUBERCM (888-482-3726), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000

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Tax Information
Small Cap Value Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Small Cap Value Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

Huber Capital Diversified Large Cap Value Fund

Investment Objective
The Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) seeks to achieve current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Large Cap Value Fund.

		Investor Class		Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%		0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%		0.00%1
Other Expenses (includes Shareholder Servicing Plan Fee) 2		0.97%		0.72%
Shareholder Servicing Plan Fee	0.25%	_____	0.00%1	_____
Total Annual Fund Operating Expenses		1.97%		1.47%
Less: Fee Waiver and Expense Reimbursement3		-0.72%		-0.72%
Net Annual Fund Operating Expenses		1.25%		0.75%

1
The Diversified Large Cap Value Fund’s “Distribution and Service (Rule 12b-1) Fees” and “Shareholder Servicing Plan Fee” may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Trust’s Board.

2	Other Expenses are based on estimated amounts for the current fiscal year.
3
The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Diversified Large Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Investor Class and 0.75% of the average daily net assets of the Institutional Class (the “Expense Caps”).  The Expense Caps will remain in effect through at least February 27, 2014, and may be terminated only by the Trust’s Board.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Diversified Large Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$127	$549
Institutional Class	$77	$394

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Portfolio Turnover.  The Diversified Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Diversified Large Cap Value Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”).  The Fund looks for companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the Russell 1000® Value Index was between $1.4 billion and $368 billion. Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

The Diversified Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities including in emerging markets.  Should appropriate investment opportunities be available, the Fund may invest in IPOs but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser makes sell decisions based on valuation, risk and portfolio guidelines or restrictions.  As individual stocks approach their intrinsic value and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Sales are initiated as position exposures approach diversification guidelines when stocks reach their established target price.  Proceeds from sales are reinvested in companies that the Adviser believes are more attractively valued.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Diversified Large Cap Value Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Diversified Large Cap Value Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

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•
Equity Risk.  The risks that could affect the value of the Diversified Large Cap Value Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•
Foreign Securities and Emerging Markets Risk.  The Diversified Large Cap Value Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering Risk.  The Diversified Large Cap Value Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Management Risk.  The Diversified Large Cap Value Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Value Style Investing Risk.  The Adviser follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Diversified Large Cap Value Fund may underperform other funds that use different investing styles.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Diversified Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	New Fund Risk. The Diversified Large Cap Value Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Diversified Large Cap Value Fund to sell these securities.

Performance
When the Diversified Large Cap Value Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).

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Management
Investment Adviser.  Huber Capital Management, LLC is the Diversified Large Cap Value Fund’s investment adviser.

Portfolio Manager.  Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the Diversified Large Cap Value Fund’s portfolio.  Mr. Huber has managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Diversified Large Cap Value Fund shares on any business day by written request via mail (Huber Capital Diversified Large Cap Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 888-HUBERCM (888-482-3726), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000

Tax Information
The Diversified Large Cap Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Diversified Large Cap Value Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND
DISCLOSURE OF PORTFOLIO HOLDINGS

Principal Investment Strategies

Equity Income Fund

The Equity Income Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in large cap companies.  This policy may only be changed upon sixty (60) days’ prior written notice to shareholders.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase.  The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the Russell 1000® Value Index was between $1.4 billion to $368 billion. Market capitalization is measured at the time of initial purchase.  The Adviser expects to invest in predominantly “value” companies.  The Equity Income Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

In addition to these principal investments, the Fund may invest in stocks that do not pay dividends, but have growth potential unrecognized by the market or have undergone changes in business or management that indicate growth potential.

Small Cap Value Fund

The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in small cap companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Russell 2000® Value Index.  As of its most recent reconstitution date, June 22, 2012, the market capitalization range of the Russell 2000® Value Index was between $85 million to $2.66 billion.  Market capitalization is measured at the time of initial purchase.  The Adviser expects to invest in predominantly “value” companies.

The Small Cap Value Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.

Diversified Large Cap Value Fund

Under normal market conditions, the Diversified Large Cap Value Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large cap companies.  The Fund looks for companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the Russell 1000® Value Index was between $1.4 billion and $368 billion. Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).   The Adviser expects to invest in predominantly “value” companies and the Fund’s portfolio will generally hold between 40 and 80 individual securities.

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The Diversified Large Cap Value Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.

Principal Investment Strategies Common to All Funds

Should appropriate investment opportunities be available, each Fund may invest in IPOs but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, each Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, each Fund may be invested in securities of companies in the same economic sector.

Foreign Securities.  Each Fund may make significant investments in foreign securities, including emerging markets.  The Funds will invest primarily in domestic U.S. securities but reserve the right to invest up to 20% of their net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities.  The Adviser includes as a U.S. issuer a company that maintains its principal place of business in the United States; has at least 50% of their assets, revenues or earnings in the United States; or is listed on a U.S. exchange.

Temporary or Cash Investments.  Under normal market conditions, the Funds will stay fully invested according to their principal investment strategies as noted above.  The Funds, however, may temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Funds not achieving their investment objectives during that period.

There is no guarantee that the Funds will achieve their investment objectives.  In addition, for longer periods of time, each Fund may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent they would have if the Funds had been more fully invested.  To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Adviser makes sell decisions based on valuation, risk and portfolio guidelines or restrictions.  As individual stocks approach their intrinsic value and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Sales are initiated as position exposures approach diversification guidelines when stocks reach their established target price.  Proceeds from sale are reinvested in companies that are more attractively valued based on the purchase disciplines.  Target prices are set for each holding and as market prices approach the target value, a decision is made on whether to sell the security.

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Principal Risks

There is the risk that you could lose money by investing in the Funds.  The value of your investment in the Funds will fluctuate as the stocks in the Funds’ portfolios change in price.  The prices of the stocks the Adviser selects may decrease in value.  Also, the stock market may decline suddenly, and for extended periods, adversely affecting the prices of the stocks held by the Funds.

By themselves, the Funds are not complete, balanced investment plans and the success of the Funds cannot be predicted.

Risks Common to All Funds

Market Risk.  The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.  Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Funds’ shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Funds, and you could lose money.

Equity Risk.  The risks that could affect the value of a Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Foreign Securities and Emerging Markets Risk.  Each Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks. Each Fund’s returns and net asset value (“NAV”) may be affected by several factors, including those described below.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Funds’ investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Funds’ investments.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

In addition, each Fund may invest in emerging markets.  Emerging markets are those of countries with immature economic and political structures.  These markets are more volatile than the markets of developed countries.

Initial Public Offering Risk.  The Funds may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

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Management Risk.  The Funds are subject to management risk because they are actively managed investment portfolios and because they rely on the Adviser’s ability to pursue the Funds’ goals.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.  The Adviser does not seek to replicate the performance of any index.  Notwithstanding its benchmark, each Fund may invest in securities not included in its benchmarks or hold securities in very different proportions than its benchmarks.  To the extent a Fund invests in those securities, the Fund’s performance depends on the ability of the Adviser to choose securities that perform better than securities that are included in the benchmark.  Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Value Style Investing Risk.   Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth.  The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be under-priced or that the market may never come to recognize their fundamental value.  A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies.  A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.

Sector Emphasis Risk.  The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Funds investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses.  Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses.  Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Funds’ portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities.  Rule 144A securities carry the risk that the trading market may not continue and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities .

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Risk Specific to the Small Cap Value Fund

Small Companies Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small-sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Risk Specific to the Diversified Large Cap Value Fund

New Fund Risk.   The Fund is new with no operating history.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Funds’ Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  In addition, the Funds disclose complete portfolio holdings on the Funds’ website on a calendar quarterly basis at www.hubercap.com with at least a 15 calendar day lag.  A Fund may experience up to a 31 calendar day lag in the website disclosure of its complete portfolio holdings if it is determined that early disclosure could be harmful to the Fund.  The portfolio holdings for a Fund will remain posted on the website until updated with required regulatory filings with the SEC.  From time to time, the Adviser may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.

MANAGEMENT OF THE FUNDS

Investment Adviser

Huber Capital Management, LLC is the Funds’ investment adviser and provides discretionary investment advisory services to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”).  The Adviser’s address is 2321 Rosecrans Avenue, Suite 3245, El Segundo, California 90245.  The Adviser has provided investment advisory services to individual and institutional accounts since 2007.  The Adviser has provided investment advisory services to the Funds since their inception.  Joseph Huber, the Adviser’s Chief Executive Officer and Chief Investment Officer, holds a majority ownership share of the Adviser.

The Adviser provides the Funds with advice on buying and selling securities.  The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds.  For its services in relation to the Funds, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, as follows:

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	Average Daily Net Assets between
	$0 and $10 billion	$10 and $20 billion	in excess of $20 billion
Equity Income Fund	0.99%	0.75%	0.50%

	Average Daily Net Assets between
	$0 and $5 billion	in excess of $5 billion
Small Cap Value Fund	1.35%	1.00%

	Average Daily Net Assets between
	$0 and $10 billion	in excess of $10 billion
Diversified Large Cap Value Fund	0.75%	0.50%

For the fiscal year ended October 31, 2012, the Adviser waived its entire management fee for the Equity Income Fund and received management fees of 0.47% of the Small Cap Value Fund’s average daily net assets, net of waivers.  The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Equity Income Fund and Small Cap Value Fund is available in the Funds’ Semi-Annual Report to Shareholders for the period ended April 30, 2012.  A discussion regarding the basis for the Board’s approval of the Advisory Agreement of the Diversified Large Cap Value Fund will be available in the Funds’ Semi-Annual Report to Shareholders for the period ending April 30, 2013.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Manager

Joseph Huber is the Chief Executive Officer and Chief Investment Officer of the Adviser and is principally responsible for the management of the Funds’ portfolios.

Prior to founding Huber Capital Management, LLC, Mr. Huber was a Principal and Director of Research for Hotchkis and Wiley Capital Management from October 2001 through March 2007, where he helped oversee over $35 billion in U.S. value asset portfolios.  He built a research platform which utilized best practices of both fundamental research and behavioral psychology to create a unique and value-added investment approach.

Prior to joining Hotchkis and Wiley, Mr. Huber served as a portfolio manager and Director for Merrill Lynch Asset Management from January 2000 through October 2001 and as a portfolio manager for Goldman Sachs Asset Management in New York from May 1996 through December 1999.

Mr. Huber received his B.A. in statistics and economics from Northwestern University and his MBA from the University of Chicago with concentrations in accounting and finance.  He is Series 3, 7, and 63 qualified.  He is also an Associate in the Society of Actuaries (A.S.A.) as well as a member of the American Academy of Actuaries (M.A.A.A.).

The SAI provides additional information about the portfolio manager for the Funds, including information about his compensation, other accounts managed by him, and his ownership of securities in the Funds and any conflicts of interest.

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Fund Expenses

Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed, however, to waive all or a portion of its management fees and/or pay expenses of the Funds to ensure that the annual fund operating expenses for the Investor Class and Institutional Class shares (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed the following amounts as a percentage of each Class’ average daily net assets, through at least February 27, 2014:

	Investor Class	Institutional Class
Equity Income Fund	1.49%	0.99%
Small Cap Value Fund	1.85%	1.35%
Diversified Large Cap Value Fund	1.25%	0.75%

The term of the Funds’ operating expenses limitation agreement is indefinite and it can only be terminated by the Board.  Any reduction in management fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Funds’ expenses.  The Adviser is permitted to recoup fee reductions and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.

SHAREHOLDER INFORMATION

Share Price

Shares of the Funds are sold at NAV per share, which is calculated for each Fund as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Funds’ NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Funds’ securities, cash and other assets, minus all liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Funds, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

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When fair value pricing is employed, the prices of securities used to calculate the Funds’ NAVs may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Funds when they hold securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAVs.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Description of Classes

The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the Funds.  The Funds offer two classes of shares – Investor Class and Institutional Class.  This Prospectus offers both the Investor Class and Institutional Class.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses.

Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee and a 0.25% shareholder servicing plan fee.  Investor Class shares do not have a front-end sales charge or contingent deferred sales charge (“CDSC”), except that a charge of 1.00% applies to redemptions on shares held for 60 days or less.

Institutional Class shares may be charged a 0.25% Rule 12b-1 distribution and service fee and a 0.25% shareholder servicing plan fee; however, the accrual for each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Board.  Institutional Class shares do not have a front-end sales charge or CDSC, except that a charge of 1.00% applies to redemptions on shares held for 60 days or less.

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Buying Fund Shares

To purchase shares of a Fund, you must invest at least the minimum amount in the Fund.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular Accounts	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000

Shares of the Funds may be purchased by check, wire, electronic funds transfer via the Automated Clearing House (“ACH”) network or through approved financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals and their agents (“Brokers”) authorized by the Funds to receive purchase orders.  If you have a retirement account, you may not redeem your shares by telephone.  Each Fund’s minimum initial investment (as well as subsequent additional investments) depends on the nature of the account as shown in the table above.  The Adviser may, at its discretion, waive the minimum investment amounts for any investor.

Please note the following:

•
Institutional Class shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Institutional Class shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investments in the Funds and may also be purchased directly through the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).

•
Wrap account programs established with broker-dealers or financial intermediaries may purchase Institutional Class shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administrative payment to any third-party.

•	A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Institutional Class shares investment minimum.

In-Kind Purchases

The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.  See the SAI for further information about the terms of these purchases.

Additional Investments

Additional purchases of Investor Class shares in the Funds may be made for $100 or more for regular accounts and retirement accounts and $5,000 or more for additional purchases of Institutional Class shares.  Exceptions and waivers of the additional purchase minimum may be made at the Adviser’s discretion.  You may purchase additional shares of the Funds by sending a check, with the stub from your account statement, to the Funds at the addresses listed under “Methods of Buying.”  Please ensure that you include your account number on the check.  If you do not have the stub from your Fund account statement, include your name, address and account number on a separate statement.  You may also make additional purchases by wire, by electronic funds transfer through the ACH network or through a Broker.  Please follow the procedures described in this Prospectus.

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Short-term or excessive trading into and out of the Funds may harm performance by disrupting management strategies and by increasing expenses.  Accordingly, the Funds may reject your purchase order if, in the Adviser’s opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to a Fund, or rejection otherwise would be in a Fund’s best interest.

In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bancorp Fund Services, LLC, the Transfer Agent, will verify certain information on your new account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the new account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 888-HUBERCM (888-482-3726) if you need additional assistance when completing your new account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the new account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment, you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”).  If elected on your new account application, money can be automatically transferred from your checking or savings account on a bi-weekly, monthly, bi-monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more for Investor Class ($5,000 or more for Institutional Class), and your financial institution must be a member of the ACH network.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  You may terminate your participation in the AIP by notifying the Transfer Agent at 888-HUBERCM (888-482-3726), at least five business days prior to the date of the next AIP transfer.  The Funds may modify or terminate the AIP at any time without notice.

Requests Must be Received in Good Order

Your share price will be the next NAV per share calculated after the Transfer Agent or your Broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your new account application or investment stub, and (4) a check payable to either the "Huber Capital Equity Income Fund," "Huber Capital Small Cap Value Fund" or the "Huber Capital Diversified Large Cap Value Fund." All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share.

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Methods of Buying

Through a Broker
The Funds may be offered through Brokers (e.g., broker-dealer or other financial intermediary).  The Funds may also be offered directly through the distributor.  An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds after receipt by a Broker.  Your Broker will hold your shares in a pooled account in the Broker’s name.  The Funds may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services.  The Broker who offers shares may require payment of fees from their individual clients.  If you invest through a Broker, the policies and fees may be different than those described in this Prospectus.  For example, the Broker may charge transaction fees or set different minimum investments.  The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Prospectus.
Please contact your Broker to see if they are an approved Broker of the Funds and for additional information.

By mail
All purchases by check must be in U.S. dollars drawn on a U.S. bank.  The Funds will not accept payment in cash or money orders, including cashier’s checks, unless the cashier’s checks are in excess of $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

To buy shares of a Fund, complete a new account application and send it together with your check for the amount you wish to invest in a Fund to the address below.  Checks should be made payable to the specific Huber Fund in which you are investing.  To make additional investments once you have opened your account, write your account number on the check and send it together with the remittance form from your most recent confirmation statement received from the Transfer Agent.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Funds for any payment that is returned.

Regular Mail
Huber Funds
[Name of Huber Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery
Huber Funds
[Name of Huber Fund]
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

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NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By telephone
If you accepted telephone options on your account application, you may make additional investments by telephone.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll-free at 888-HUBERCM (888-482-3726) and you will be allowed to move money in amounts of $100 or more for Investor Class and $5,000 or more for Institutional Class, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  If your order is placed before 4:00 p.m., Eastern Time, shares will be purchased in your account at the NAV determined on that day.  For security reasons, requests by telephone will be recorded.

By wire
To open an account by wire, a completed new account application is required before your wire can be accepted.  You may mail or overnight deliver your new account application to the Transfer Agent.  Upon receipt of your completed new account application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire payment.  Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:  (name of the Huber Fund)
(your name or the title on the account)
(your account #)

Before sending your wire, please contact the Transfer Agent at 888-HUBERCM (888-482-3726) to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Selling (Redeeming) Fund Shares

Through a Broker
If you purchased your shares through a Broker, your redemption order must be placed through the same Broker.  The Broker must receive and transmit your redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern Time) for the redemption to be processed at the current day’s NAV per share.  Orders received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share.  Please keep in mind that your Broker may charge additional fees for its services.

By mail
You may redeem shares directly from a Fund by mail.  Send your written redemption request to the Transfer Agent at the address below.  Your request should be in good order and contain the Fund’s name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).

Regular Mail
Huber Funds
[Name of Huber Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery
Huber Funds
[Name of Huber Fund]
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

A signature guarantee must be included if any of the following situations apply:

•   You wish to redeem more than $100,000 worth of shares;

•   When redemption proceeds are payable or sent to any person, address or bank account not on record;

•   If a change of address was received by the Transfer Agent within the last 15 days; and/or

•   When ownership is being changed on your account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

The Funds and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

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If applicable, shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. A notary public cannot provide a signature guarantee.

The Funds reserve the right, at their sole discretion, to waive any signature guarantee requirement.

By telephone
To redeem shares by telephone, call the Funds at 888-HUBERCM (888-482-3726) and specify the amount of money you wish to redeem up to $100,000.  You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account.  Wires are subject to a $15 fee paid by the investor and your bank may charge a fee to receive wired funds.  You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available in your bank account for two to three days.

If you are authorized to perform telephone transactions (either through your new account application or by subsequent arrangement in writing with the Funds) you may redeem shares in the amount of $100,000 or less, by instructing the Funds by phone at 888-HUBERCM (888-482-3726).  A signature guarantee or acceptable signature verification will be required of all shareholders in order to qualify for or to change telephone redemption privileges.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

•   That you correctly state the Fund account number;
•   The name in which your account is registered;
•   The social security or tax identification number under which the account is registered; and
•   The address of the account holder, as stated in the account application.

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Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Funds.  However, you should note the following:

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	You may generally only exchange shares of the same class;
•	You may exchange between different classes if investment minimums are met;
•	Before exchanging into a Fund, read about the Fund in this prospectus;
•	Exchanges between Funds are considered a sale and purchase of Fund shares for tax purposes and will result in a capital gain or loss;
•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	The minimum exchange amount between the Funds is $100 for Investor Class and $5,000 for Institutional Class; and
•	Redemption fees will not be assessed when an exchange occurs between the Funds.

You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.  Note that only four exchanges are permitted per calendar year.

Systematic Withdrawal Plan

You may request that a predetermined dollar amount be sent to you each month or quarter.  Your account must have a value of at least $2,500 for Investor Class and $500,000 for Institutional Class for you to be eligible to participate in the Systematic Withdrawal Plan (the “SWP”).  The minimum withdrawal amount for the Investor Class is $250 and the minimum withdrawal amount for the Institutional Class is $1,000.  If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  You may request an application for the SWP by calling the Transfer Agent toll-free at 888-HUBERCM (888-482-3726).  The Funds may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by writing or calling the Transfer Agent five days prior to the effective date of the next withdrawal.  Redemption fees do not apply to transactions through the SWP.

Payment of Redemption Proceeds

You may redeem the Funds’ shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.

If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).  Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

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Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission (“SEC”) may permit for the protection of a Fund’s shareholders.

Other Redemption Information

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

The Funds generally pay redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  A redemption-in-kind is a taxable event to you.

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  See the SAI for further information about the terms of these redemptions.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading practices, rejecting exchanges between the Funds that seem to be excessive and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees
The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 60 days or less.  This fee (which is paid into the applicable Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends or through shares associated with any of the Funds’ systematic programs.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

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Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.   In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their short-term trading policies.  Information received from financial intermediaries on omnibus accounts will not be used for any other purpose except for compliance with SEC rules.

Fair Value Pricing
Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “Shareholder Information – Share Price.”

General Policies
Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

•	Vary or waive any minimum investment requirement;
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

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•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•	Reject any purchase or redemption request that does not contain all required documentation.

If you accept telephone options on the new account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “Methods of Buying.”

Your Broker or other financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Broker or other financial intermediary for details.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-HUBERCM (888-482-3726) to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Service Fees – Other Payments to Third Parties

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial Advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

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The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to Rule 12b-1 and shareholder servicing plan fees paid by each Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DISTRIBUTION OF FUND SHARES

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter for shares of the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds to reimburse distribution and service fees attributable to the sale, distribution and servicing of their shares.  The “reimbursement plan” provides for the payment of a distribution and service fee at the annual rate of up to 0.25% of average daily net assets of each share class of each Fund for actual expenses incurred.  Because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  With respect to each Fund’s Institutional Class shares, the Board has approved a 0.00% Rule 12b-1 fee accrual payable by the Funds through at least February 27, 2014.  Any increase to the accrual rate must first be approved by the Board.

Shareholder Servicing Plan

The Funds have a shareholder servicing plan.  The Funds pay the Adviser, who in turn may pay authorized agents, up to 0.25% of the average daily net assets of each share class of each Fund attributable to their shareholders.  The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.  With respect to each Fund’s Institutional Class shares, the Board has approved a 0.00% shareholder servicing plan fee accrual payable by the Funds through at least February 27, 2014.  Any increase to the accrual rate must first be approved by the Board.

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While this plan is in effect, the Adviser reports in writing at least quarterly to the Funds’ Board, and the Board reviews the amounts expended under the plan and the purposes for which such expenditures were made.  For purposes of this plan, the Adviser may itself be an authorized agent and thus may be able to be reimbursed and compensated for eligible services performed pursuant to the plan.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.  If you wish to change your distribution option, write or call the Transfer Agent at 888-HUBERCM (888-482-3726) in advance of the payment date of the distribution.  Dividends and distributions will be taxable whether paid in cash or reinvested in additional shares.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tax Matters

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Funds will not be subject to federal income tax if each distributes its taxable income as required by tax law and satisfies certain other requirements that are described in the SAI.

The Funds intend to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income (or in some cases as qualified dividend income) or capital gain.  Fund distributions of short-term capital gains are taxable as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains.  The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual has owned the Fund shares.    A portion of the ordinary income dividends paid by the Funds may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Funds, is currently taxed at a maximum rate of 20%.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.  Dividends and net capital gains are subject to a 3.8% Medicare tax for shareholders in the higher tax brackets.

You will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash, or if they are reinvested in additional Fund shares.  Both cash and reinvested distributions will be taxed in the same manner.

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If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by the Fund relating to that tax year.  You will be informed annually of the amount and nature of the Fund’s distributions.  If you sell or exchange your Fund shares, it is a taxable event for you.  An exchange of shares between the Funds by you is treated as a taxable sale.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, the Funds must withhold as backup withholding a percentage of your taxable distributions, currently at a rate of 28%, and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service (“IRS”) instructs the Funds to do so.  Backup withholding is not an additional tax and amounts withheld may be credited if proper documentation is provided to the IRS.

In managing the Funds, the Advisor considers the tax effects of its investment decisions to be a secondary importance.  Shareholders should be aware that the Funds may make taxable distributions of income and capital gains even when share values have declined.

Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI.  You should consult your own tax adviser concerning federal, state and local taxation of distributions from a Fund.

INDEX DESCRIPTIONS

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The S&P 500® Index is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries .

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

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FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the financial performance of the Funds for the fiscal periods shown.  Effective October 25, 2011, the former Institutional Class shares of the Funds were re-designated as Investor Class shares.  Certain information reflects financial results for a single share of each Fund.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report dated October 31, 2012, which is available free of charge upon request.  Financial statements are not yet available for the Diversified Large Cap Value Fund as it had not yet completed its first annual period as of this date of this Prospectus.

Equity Income Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$8.82	$8.02	$6.84	$5.30	$11.73

Income from investment operations:
Net investment income	0.10 ^	0.06 ^	0.04	0.05	0.08
Net realized and unrealized gain/ (loss) on investments and foreign currency related transactions	1.30	0.79	1.18	1.57	(6.07)
Total from investment operations	1.40	0.85	1.22	1.62	(5.99)

Less distributions:
From net investment income	(0.04)	(0.05)	(0.04)	(0.08)	(0.02)
From net realized gain on investments	−	−	−	−	(0.42)
Total distributions	(0.04)	(0.05)	(0.04)	(0.08)	(0.44)

Redemption fees retained	0.00 ^+	−	−	−	−

Net asset value, end of year	$10.18	$8.82	$8.02	$6.84	$5.30

Total return	15.91%	10.60%	17.84%	31.37%	-52.82%

Ratios/supplemental data:
Net assets, end of year (thousands)	$8,255	$5,469	$4,728	$2,200	$1,085
Ratio of expenses to average net assets:
Before expense reimbursement	2.97%	4.34%	5.63%	12.89%	10.73%
After expense reimbursement	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.44%)	(2.12%)	(3.54%)	(10.37%)	(8.35%)
After expense reimbursement	1.05%	0.73%	0.60%	1.03%	0.89%
Portfolio turnover rate	7.88%	20.39%	21.76%	52.99%	98.32%

*	Commencement of operations.
+      Less than $0.005.
^      Based on average shares outstanding.

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Equity Income Fund – Institutional Class
For a share outstanding throughout each period

	Year Ended October 31, 2012	October 25, 2011* through October 31, 2011

Net asset value, beginning of period	$8.82	$8.60

Income from investment operations:
Net investment income	0.13 ^	0.00	^#
Net realized and unrealized gain on investments and foreign currency related transactions	1.31	0.22
Total from investment operations	1.44	0.22

Less distributions
From net investment income	(0.06)	−
Total distributions	(0.06)	−

Redemption fees retained	0.00 ^#	−

Net asset value, end of period	$10.20	$8.82

Total return	16.42%	2.56	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$14,935	$1,493
Ratio of expenses to average net assets:
Before expense reimbursement	2.43%	2.03	%†
After expense reimbursement	0.99%	0.99	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.09%)	(1.34	%)†
After expense reimbursement	1.35%	(0.30	%)†
Portfolio turnover rate	7.88%	20.39	%+

*	Commencement of operations.
†       Annualized.
‡       Not annualized.
+	Portfolio turnover rate calculated for the year ended October 31, 2011.
#       Amount is less than $0.005.
^	Based on average shares outstanding.

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Small Cap Value Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$10.19	$9.32	$7.13	$4.96	$8.98

Income from investment operations:
Net investment income/(loss)	(0.05) ^	(0.08) ^	0.01 ^	0.02	(0.01)
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	2.40	0.97	2.21	2.15	(3.79)
Total from investment operations	2.35	0.89	2.22	2.17	(3.80)

Less distributions:
From net investment income	−	(0.02)	(0.03)	(0.00)+	(0.01)
From net realized gain on investments	−	−	−	−	(0.21)
Total distributions	−	(0.02)	(0.03)	(0.00)+	(0.22)

Redemption fees retained	0.00 +^	0.00 +^	0.00 +^	−	−

Net asset value, end of year	$12.54	$10.19	$9.32	$7.13	$4.96

Total return	23.06%	9.50%	31.22%	43.77%	-43.22%

Ratios/supplemental data:
Net assets, end of year (thousands)	$20,935	$10,570	$5,247	$2,566	$1,356
Ratio of expenses to average net assets:
Before expense reimbursement	2.71%	3.43%	5.75%	11.37%	11.93%
After expense reimbursement	1.85%	1.99%#	1.99%	1.99%	1.99%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(1.26%)	(2.16%)	(3.59%)	(8.93%)	(10.17%)
After expense reimbursement	(0.40%)	(0.72%)	0.17%	0.45%	(0.23%)
Portfolio turnover rate	16.29%	11.83%	23.70%	55.86%	54.32%

+      Less than $0.005.
^      Based on average shares outstanding.
#      Effective October 25, 2011, the Adviser has reduced the expense cap to 1.85%.

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Small Cap Value Fund – Institutional Class
For a share outstanding throughout each period

	Year Ended October 31, 2012	October 25, 2011* through October 31, 2011

Net asset value, beginning of period	$10.19	$9.60

Income from investment operations:
Net investment income	0.01 ^	0.00	^#
Net realized and unrealized gain on investments and foreign currency related transactions	2.40	0.59
Total from investment operations	2.41	0.59

Redemption fees retained	0.00 ^#	−

Net asset value, end of period	$12.60	$10.19

Total return	23.65%	6.15	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$19,540	$1,262
Ratio of expenses to average net assets:
Before expense reimbursement	2.27%	2.74	%‡
After expense reimbursement	1.35%	1.35	%‡
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.86%)	1.11	%‡
After expense reimbursement	0.06%	2.50	%‡
Portfolio turnover rate	16.29%	11.83	%+

*      Commencement of operations.
#      Less than $0.005.
†      Annualized.
‡      Not annualized.
^      Based on average shares outstanding.
+      Portfolio turnover rate calculated for the year ended October 31, 2011.

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Avenue, Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N. A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
HUBER DIVERSIFIED LARGE CAP VALUE FUND

Each Fund is a series of Advisors Series Trust.
www.hubercap.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.hubercap.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 888-HUBERCM (888-482-3726) or by writing to:

HUBER FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

Statement of Additional Information
February 28, 2013

HUBER CAPITAL EQUITY INCOME FUND
Investor Class (HULIX)
Institutional Class (HULEX)
HUBER CAPITAL SMALL CAP VALUE FUND
Investor Class (HUSIX)
Institutional Class (HUSEX)
HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND
Investor Class (HUDIX)
Institutional Class (HUDEX)

Each Fund is a series of Advisors Series Trust

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Funds’ Prospectus dated February 28, 2013, as may be revised (the “Prospectus”), of the Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund (each, a “Fund” and together, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  Huber Capital Management, LLC (the “Adviser”) is the investment adviser to the Funds.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number below or by visiting the Adviser’s website at www.hubercap.com.

Huber Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
888-HUBERCM (888-482-3726)

The Funds’ audited financial statements and notes thereto for the fiscal period ended October 31, 2012, and the unqualified reports of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements are included in the Funds’ Annual Report to Shareholders for the period ended October 31, 2012 (the “Annual Report”), and are incorporated by reference into this SAI.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Funds’ website at www.hubercap.com.  Financial statements for the Diversified Large Cap Value Fund are not yet available as the Fund had not completed its first annual period as of the date of this SAI.

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Equity Income Fund and Small Cap Value Fund each commenced operations on June 29, 2007.  Effective October 25, 2011, the former Institutional Class shares for each Fund were re-designated as Investor Class shares.  The current Institutional Class shares commenced operations on October 25, 2011.  The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Funds’ investment objectives and policies as set forth in their Prospectus.  There can be no guarantee that the Funds’ objectives will be attained.

Diversification

Each of the Funds is a diversified fund.  This means that, with respect to 75% of each Fund’s total assets, the Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the voting securities of such issuer.  This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Funds, the Funds may have a greater percentage of their assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite the Funds’ qualifying as diversified mutual funds under applicable federal securities laws.

The following paragraphs provide more detail regarding the Funds’ investment policies and the associated risks identified in the Funds’ Prospectus.

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Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Regulatory Events

Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events

Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Funds.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation. A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on or been forced to restructure their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU. These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Funds’ ability to execute their investment strategies.

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Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks

Each Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock generally has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities

Each Fund may invest in convertible securities.  Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates.  While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation.  In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

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Rights and Warrants

The Funds may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to busy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Convertible Securities, Equity-Linked Derivatives and Warrants.  The Funds may invest in convertible securities, equity-linked derivatives and warrants.  A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Shares of Standard & Poor’s (“S&P”) Depositary Receipts (“SPDRs®”) and S&P’s MidCap 400 Depositary Receipts (“MidCap SPDRs®”) are considered Equity-Linked Derivatives.  Each of these instruments are derivative securities whose value follows a well-known securities index or basket of securities.  SPDRs® and MidCap SPDRs® are designed to follow the performance of S&P 500® Index and the S&P MidCap 400 Index, respectively.  Because the prices of SPDRs® and MidCap SPDRs® are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline or that the underlying indices decline.  In addition, because SPDRs® and MidCap SPDRs® will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some or even all of the stocks in the underlying indices.  The Fund’s ability to redeem its shares of SPDRs® and MidCap SPDRs® may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), which provides that the SPDRs® and MidCap SPDRs® will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.  There is a risk that these instruments may terminate due to extraordinary events that may cause any of its service providers, such as the trustee or sponsor, to close or otherwise fail to perform their obligations.  Also, because these instruments are granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, they may terminate if such license agreements are terminated.

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A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Foreign Investments

Each Fund may make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Funds reserve the right to invest up to 20% of their net assets in ADRs, dollar-denominated securities and foreign securities, including those denominated in currencies other than the U.S. dollar.  The Adviser includes, as a U.S. issuer: a company that maintains its principal place of business in the United States; has at least 50% of its assets, revenues or earnings in the Unites States; or is listed on a U.S. exchange.

American Depositary Receipts.  The Funds may invest up to 20% of their net assets in ADRs.  ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

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Currency Fluctuations.  The Funds will invest in securities denominated in U.S. dollars or foreign currencies.  For this reason, the value of the Funds’ assets may be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar.  Changes in the value of foreign currencies against the U.S. dollar may affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes.  The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds’ shareholders.  It is not anticipated that the Funds will be eligible to pass through to shareholders any credits or deductions with respect to foreign taxes.

Initial Public Offerings (“IPOs”)

Each Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer.  The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets.  IPO securities are subject to market risk and liquidity risk.  The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors.  The Funds may hold IPO securities for a period of time, or may sell them soon after the purchase.  Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small.  The impact of IPOs on a Fund’s performance may tend to diminish as the Fund’s assets grow.  In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investment Company Securities

Each Fund may invest in shares of other investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of its investment objective, subject to the limitations set forth in the 1940 Act.  Each Fund may invest in money market mutual funds in connection with its management of daily cash positions.  In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portion of each of the other investment company’s advisory and operational expenses.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund (other than money market funds); (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Funds’ investments in ETFs will involve duplication of advisory fees and other expenses since the Funds will be investing in another investment company.  In addition, the Funds’ investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Funds invest in ETFs which focus on a particular market segment or industry, the Funds will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Funds will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Short-Term, Temporary, and Cash Investments

When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of the Funds’ net assets in a temporary defensive manner or hold a substantial portion of their net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy.  Temporary defensive investments generally may include U.S. Government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market mutual funds shares and other money market equivalents.  The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Funds will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Funds’ direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

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Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire bank certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Funds hold instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in their Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in the Appendix.

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Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Borrowing

The Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 33 1/3% of the value of their total assets at the time of such borrowings.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Funds’ assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of each Fund’s agreement with its lender, the NAV per share of each Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Funds did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Illiquid Securities

Typically, each Fund may hold up to 15% of its net assets in illiquid securities, which may include (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called, “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity.  A considerable period of time may elapse between a Fund’s decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted Securities

Each Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act, are technically considered “restricted securities,” a Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.   Rule 144A securities are valued in the same manner as an over-the-counter equity security or debt security, as applicable.  Please see the Prospectus for information regarding the valuation of the Funds’ securities.

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Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Real Estate Investment Trusts (“REITs”)

The Funds may invest in REITs.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors.  Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

A REIT is a corporation or a business trust that would otherwise be taxed as a corporation.  REITs are often divided into three categories: equity REITs, mortgage REITs and hybrid REITs.  An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings.  Rental income is the main source of income for equity REITs.  An equity REIT may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value.  A mortgage REIT invests primarily in mortgages on real estate and other loans secured by interests in real estate, including construction, development or long-term loans.  A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns.  The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended.  Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects.  Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act.  Changes in interest rates may also affect the value of debt securities held by the Funds.  By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Funds, but also, indirectly, similar expenses of the REITs.

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Mortgage-Backed Securities

Each Fund may invest in mortgage-backed securities.  Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in fixed-income securities and in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield a Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

Securities Lending

Each Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, a Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Fund at any time; (3) the Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Adviser is able to call loaned securities in order to exercise all voting rights with respect to the securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Fund’s assets.  As part of participating in a lending program, the Fund will invest its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund.  All investments made with the cash collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.  Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.

When-Issued Securities

Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV.  During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund.  At the time of settlement, the market value of the security may be more or less than the purchase price.  When a Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, each Fund is diversified as described on page B-3.  The Funds’ investment objectives are also fundamental.

In addition, the Funds may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding 33-1/3 percent of their total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, short sales or securities lending, provided that asset coverage requirements are met;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Purchase or sell commercial real estate unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

4.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging  in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

6.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements.

Each Fund observes the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, the Funds may:

1.              Not make investments for the purpose of exercising control or management;

2.	Adopt the following policy if the Fund is subject to Rule 35d-1 (the “Names Rule”) under the 1940 Act:

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Shareholders will receive at least 60 days’ notice of any changes to a Fund’s non-fundamental policy complying with the Names Rule.  The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:

“Important Notice Regarding Change in Investment Policy.”  This statement will appear in both the notice and, if applicable, the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or, if applicable, the envelope in which the notice is delivered;

3.	Not hold more than 15% of a Fund’s net assets in illiquid securities; or

4.
Lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received).  Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of each Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board of Trustees (the “Board” or the “Trustees”) will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

Following are the portfolio turnover rates for each Fund’s two most recent fiscal years ended October 31:

	2012	2011
Equity Income Fund	7.88%	20.39%
Small Cap Value Fund	16.29%	11.83%

The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

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PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These Disclosure Policies have been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In addition, the Funds disclose complete portfolio holdings on the Funds’ website on at least a calendar quarterly basis at www.hubercap.com with at least a 15 calendar day lag.  A Fund may experience up to a 31 calendar day lag in the website disclosure of its complete portfolio holdings if it is determined that early disclosure could be harmful to the Fund.  The portfolio holdings for a Fund will remain posted on the website until updated with required regulatory filings with the SEC.  From time to time, the Adviser may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee; or
•	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which may receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

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•
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; Linedata Services (trade order management system); BNY Mellon (back office service provider) and the Trust’s attorneys and independent registered public accounting firm (currently, Paul Hastings LLP and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of a Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Adviser nor the Funds may receive compensation in connection with the disclosure of information about a Fund’s portfolio securities.  In the event of a conflict between the interests of a Fund and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Adviser’s Board of Directors and to the Fund’s Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to a Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

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MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Adviser.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Fund Accountant, Custodian and Transfer Agent (each as defined herein).  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their ages and positions with the Trust, term of office with the Trust and length of time served, their business addresses, principal occupations during the past five years and other directorships held during the past five years are listed in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Donald E. O’Connor (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (35 portfolios).

George J. Rebhan (age 78) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 73) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Joe D. Redwine(3) (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers of the Trust
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 45) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 55) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 47) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC, (May 2006 to present); Senior Counsel, Wells Fargo Funds Management, LLC, (May 2005 to May 2006); Senior Counsel, Strong Financial Corporation, (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of January 31, 2013, the Trust is comprised of 39 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

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Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees,” below.  Currently, 75% of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

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Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the SEC.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and Advisers.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment Advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

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George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the each Fund’s pricing and financial reporting.  The Board has determined that it does not have an “audit committee financial expert” serving on its Audit Committee.  At this time, the Trust believes that the business experience and financial literacy provided by each member of the Audit Committee collectively offers the Trust adequate oversight given its level of financial complexity.  For the fiscal year ended October 31, 2012, the Audit Committee met once with respect to the Equity Income Fund and the Small Cap Value Fund.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as necessary.  During the fiscal year ended October 31, 2012, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of Messrs. O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  During the fiscal year ended October 31, 2012, the Nominating Committee did not meet with respect to the Funds.

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The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  During the fiscal year ended October 31, 2012, the Valuation Committee did not meet with respect to the Funds.

Board Interest in the Funds

As of December 31, 2012, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

The following table states the dollar range of equity securities of the Funds beneficially owned by the Trustees as of December 31, 2012:

Name of Trustee	Dollar Range of Equity Securities in the Equity Income Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Dollar Range of Equity Securities in the Small Cap Value Fund (None, $1- $10,000, $10,001- $50,000, $50,001- $100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Donald E. O’Connor, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	$50,001-$100,000	None	$50,001-$100,000
George T. Wofford, Independent Trustee	None	None	None
Joe D. Redwine, Interested Trustee	None	None	None

Compensation

Effective January 1, 2013, Independent Trustees each receive an annual trustee fee of $62,500 allocated among each of the various portfolios comprising the Trust, and an additional $500 per telephonic board meeting, paid by the Trust or applicable portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  This amount is allocated among each of the current series of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees from the Equity Income Fund and Small Cap Value Fund for the fiscal year ended October 31, 2012 and the anticipated compensation to be received by the Independent Trustees from the Diversified Large Cap Value Fund for the fiscal period ending October 31, 2013.

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	Aggregate Compensation from the Equity Income Fund(1)	Aggregate Compensation from the Small Cap Value Fund(1)	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees(2)
Name of Independent Trustee
Sallie P. Diederich(3)	$1,255	$1,275	None	None	$2,530
Donald E. O’Connor	$1,255	$1,275	None	None	$2,530
George J. Rebhan	$1,255	$1,274	None	None	$2,529
George T. Wofford	$1,254	$1,274	None	None	$2,528
Name of Interested Trustee
Joe D. Redwine	None	None	None	None	None
(1)	For the Funds’ fiscal year ended October 31, 2012.
(2)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Equity Income Fund and Small Cap Value Fund.  For the Funds’ fiscal year ended October 31, 2012, Trustees’ fees were $224,000.

(3)	Ms. Diederich resigned from the Trust effective November 27, 2012.

Set forth below is the anticipated compensation to be received by the Independent Trustees from the Diversified Large Cap Value Fund for the fiscal period ending October 31, 2013.

	Estimated Aggregate Compensation from the Diversified Large Cap Value Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Estimated Compensation from Fund Complex Paid to Trustees(2)
Name of Independent Trustee
Donald E. O’Connor	$1,383	None	None	$4,147
George J. Rebhan	$1,383	None	None	$4,174
George T. Wofford	$1,382	None	None	$4,147
Name of Interested Trustee
Joe D. Redwine	None	None	None	None
(1)      For the Diversified Large Cap Value Fund’s fiscal period ending October 31, 2013.
(2)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal period ending October 31, 2013, Trustees’ fees are estimated in the amount of $187,500.

CODES OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

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PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted its own proxy voting policies and procedures, generally consistent with those of its proxy voting vendor, Risk Metrics Group (RMG).  Accordingly, all proxies shall be submitted to RMG directly from the custodian and available for review and vote by the Adviser’s personnel.  The Adviser will generally vote in line with RMG recommendations, but reserves the right to go against the recommendation if management deems it is in the best interest of the shareholders.

Responsibility. The responsibility for administering and overseeing the proxy voting process lies with the Chief Compliance Officer (“CCO”) and President of the Adviser.

Conflict of Interest. The Adviser’s proxy voting policies and procedures are designed to ensure that proxies are properly voted and any material conflicts are resolved in the best interest of a Fund.  If the Adviser detects a conflict of interest, it will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which the Adviser should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on the Adviser.

Review. The Adviser’s CCO or designee will review the Adviser’s Proxy Policies and update them as necessary.

Proxy Voting Guidelines on Specific Issues.  Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the Advisory Agreement or comparable document, and other relevant facts and circumstances at the time of the vote.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting records for the 12-month period ending June 30.  The Funds’ proxy voting records are available without charge, upon request, by calling toll-free 888-HUBERCM (888-482-3726) and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.  As of January 31, 2013, the following shareholders were considered to be either a control person or principal shareholder of a Fund.

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Equity Income Fund, Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	37.40%	Record

Margaret L. Kerr c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, CA 90245	N/A	N/A	15.51%	Beneficial

Bank of America, NA FBO FE PO Box 843869 Dallas, TX 75284-3869	N/A	N/A	15.33%	Record

Angelo R. Mozilo c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, CA 90245	N/A	N/A	7.16%	Beneficial

Equity Income Fund, Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	23.44%	Record

The Northern Trust Company FBO Its Customers PO Box 92956 Chicago, IL 60675-2956	N/A	N/A	22.44%	Record

Wells Fargo Bank NA FBO Secure Vanguard P.O. Box 1533 Minneapolis, MN 55480-1533	N/A	N/A	20.23%	Record

Fifth Third Bank FBO Cedarville Endowment Mutual PO Box 630074 Cincinnati, OH 45263-0074	N/A	N/A	12.36%	Record

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Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Dingle & Co. PO Box 75000 Detroit, MI 48275-2250	N/A	N/A	7.21%	Beneficial

Small Cap Value Fund, Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	26.96%	Record

Shadowlawn Investments, LP 530 Belle Meade Blvd Nashville, TN 37205-3424	N/A	N/A	17.85%	Beneficial

Small Cap Value Fund, Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co. Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	16.27%	Record

Joe Huber c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, CA 90245	N/A	N/A	13.23%	Beneficial

Diversified Large Cap Value Fund, Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Joe Huber c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, CA 90245	N/A	N/A	100.00%	Beneficial

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Diversified Large Cap Value Fund, Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Joe Huber c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, CA 90245	N/A	N/A	100.00%	Beneficial

Management Ownership Information. As of January 31, 2013, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Investor Class or the Institutional Class of each Fund.

THE ADVISER

Huber Capital Management, LLC, 2321 Rosecrans Avenue, Suite 3245, El Segundo, CA 90245, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser.  Subject to such policies as the Board may determine, the Adviser is ultimately responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.  The Adviser also continuously monitors and maintains the each Fund’s investment criteria and determines from time to time what securities may be purchased by each Fund.  Joseph Huber is the majority owner of the Adviser, is a control person of the Adviser and is the portfolio manager of the Funds.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds upon 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser upon 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of a Fund’s average daily net assets specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce management fees and/or pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) payable to it by each Fund to the extent necessary to limit the Funds’ Net Annual Operating Expenses as follows through at least February 27, 2014.

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	Investor Class	Institutional Class
Equity Income Fund	1.49%	0.99%
Small Cap Value Fund	1.85%	1.35%
Diversified Large Cap Value Fund	1.25%	0.75%

Any such reductions made by the Adviser in its fees or payment of expenses which are the Funds’ obligation may be recouped by the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Adviser is permitted to recoup fee reductions and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

For the fiscal years ended October 31 indicated below, the Funds paid the following fees to the Adviser:

Equity Income Fund
	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2012	$147,404	$147,404	$0	$0
2011	$52,527	$52,527	$0	$0
2010	$37,078	$37,078	$0	$0

Small Cap Value Fund
	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2012	$319,117	$208,630	$0	$110,487
2011	$150,532	$145,153	$0	$5,379
2010	$61,737	$61,737	$0	$0

The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

In addition to the fees payable to the Adviser, each Fund is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Board that are properly payable by the Fund; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses.  General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

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DISTRIBUTION

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as each Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor, Administrator, Transfer Agent and Custodian are all affiliated entities under the common control of U.S. Bancorp.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Funds pay the Distributor as reimbursement for eligible expenses incurred under the Plan, at an annual rate of up to 0.25% of the average daily net assets of each share class of each Fund.  Amounts paid under this reimbursement plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.  The Rule 12b-1 fee accrual payable for Institutional Class shares for each Fund is currently set at 0.00% through at least February 27, 2014, and any increase to the accrual rate must first be approved by the Board.

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Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended October 31, 2012, distribution-related expenditures primarily intended to result in the sale of the Equity Income Fund’s Investor Class shares that were made on behalf of the Fund totaled $11,311.  Of the total expenditures, the Equity Income Fund’s Investor Class shares paid $11,311 and the Adviser paid $0.  The following table shows the dollar amounts by category allocated to the Equity Income Fund for distribution-related expenses:

Equity Income Fund – Investor Class
Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended October 31, 2012
Total Dollars Allocated
Advertising/Marketing	$ 3,598
Printing/Postage	$ 16
Payment to distributor	$ 6,717
Payment to dealers	$ 24
Compensation to sales personnel	$ 956
Interest, carrying, or other financing charges	$ 0
Other	$ 0
Total	$ 11,311

For the fiscal year ended October 31, 2012, distribution-related expenditures primarily intended to result in the sale of the Small Cap Value Fund’s Investor Class shares that were made on behalf of the Fund totaled $13,296. Of the total expenditures, the Small Cap Value Fund’s Investor Class shares paid $13,086 and the Adviser paid $210.  The following table shows the dollar amounts by category allocated to the Small Cap Value Fund’s Investor Class shares for distribution-related expenses:

Small Cap Value Fund – Investor Class
Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended October 31, 2012
Total Dollars Allocated
Advertising/Marketing	$ 3,644
Printing/Postage	$ 43
Payment to distributor	$ 7,735
Payment to dealers	$ 12
Compensation to sales personnel	$ 1,652
Interest, carrying, or other financing charges	$ 0
Other	$ 0
Total	$13,086

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The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Servicing Plan”) under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services.  Such services include: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares of the Funds pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Funds  beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

As compensation for the provision of shareholder services, the Funds will then pay the Adviser a monthly fee at an annual rate of 0.25% of each Fund’s average daily net assets.  The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  The Servicing Plan fee accrual payable for Institutional Class shares for each Fund is currently set at 0.00% through at least February 27, 2014, and any increase to the accrual rate must first be approved by the Board.  The Funds’ Investor Class shares incurred shareholder servicing fees in the following amounts for the periods indicated below.

Shareholder Servicing Plan Fees Incurred During Fiscal Years Ended October 31,
	2012	2011	2010
Equity Income Fund – Investor Class	$16,322	$13,072	$9,270
Small Cap Value Fund – Investor Class	$37,987	$25,078	$10,290

The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

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Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

SERVICE PROVIDERS

Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), USBFS acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance services is allocated to the Funds by the Board.

For the fiscal years indicated below, the Funds paid the following fees to USBFS for fund administration services.

Administration Fees Paid During Fiscal Years Ended October 31,
	2012	2011	2010
Equity Income Fund	$44,843	$32,503	$31,492
Small Cap Value Fund	$48,060	$32,503	$31,492

The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Pursuant to a custodian agreement between the Trust and the Funds, U.S. Bank National Association, an affiliate of USBFS, serves as the custodian of the Funds’ assets (the “Custodian”), whereby the Custodian holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

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Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul Hastings LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022-3205, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Paul Hastings also serves as independent legal counsel to the Board.

PORTFOLIO MANAGER

Joseph Huber is the portfolio manager responsible for the day-to-day management of the Funds.  The following table shows the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within various categories as of October 31, 2012.

Type of Accounts	Number of Accounts	Total Assets in the Accounts ($ Million)	Number of Accounts for Which Advisory Fee is Based on Performance	Total Assets in the Accounts ($ Million)
Registered Investment Companies	2	$271.5	0	$0
Other Pooled Investments	1	$119.1	1	$119.1
Other Accounts	41	$1,339.4	0	$0

Material Conflict of Interest.  The portfolio manager who has day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts.  In approving the Advisory Agreement, the Board was satisfied that the portfolio manager would be able to devote sufficient attention to the management of the Funds, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio manager.

With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction.  If the Adviser believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions.  The Adviser will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients.

The Adviser does not anticipate any conflicts of interest between management of the Funds and other funds and accounts managed by the firm.  The Adviser’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Funds and those involving separately managed accounts.

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Compensation.  The portfolio manager is compensated with a salary and bonus package. The portfolio manager of the Funds is supported by the full research team of the Adviser.  Compensation is used to reward, attract and retain high quality investment professionals.  An investment professional such as the portfolio manager has a base salary and is eligible for an annual bonus, which may be paid in the form of either cash or stock.

The Adviser believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns.  It is the quality of the investment professional’s execution of this process rather than the performance of particular securities that is evaluated in determining compensation.  Compensation likewise is not tied to performance of the Funds or separate accounts, specific industries within the funds or separate accounts or to any type of asset or revenue-related objective, other than to the extent that the overall revenues of the Adviser attributable to such factors may affect the size of the Adviser’s overall bonus pool.

Bonuses and salaries for investment professionals are determined by the Chief Executive Officer (the managing member) of the Adviser using tools which may include, but are not limited to, annual evaluations, compensation surveys, feedback from other employees and advice from outside counsel.  The amount of the bonus usually is shaped by the total amount of the Adviser’s bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income.

The portfolio manager does not participate in a company-sponsored retirement plan and receives standard benefits commensurate with the other employees of the Adviser.  The portfolio manager does not receive deferred compensation.

Securities Owned in the Funds by Portfolio Manager.  As of October 31, 2012, the portfolio manager owned the following securities in the Funds.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Equity Income Fund (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Small Cap Value Fund (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Joseph Huber	Over $1,000,000	Over $1,000,000

The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA.

While it is the Adviser’s general policy to seek best execution first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

The Equity Income Fund owned securities of one of its regular broker-dealers, JPMorgan Chase & Co., in the amount of $500,160 for the fiscal year ended October 31, 2012.  The Small Cap Value Fund did not own any securities of its regular broker-dealers for the fiscal year ended October 31, 2012.  The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of each Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

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The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

For the fiscal years indicated below, the Funds paid the following in brokerage commissions:

Equity Income Fund
Aggregate Brokerage Commissions Paid During Fiscal Years Ended October 31,
2012*	2011	2010
$7,293	$1,876	$2,880

Small Cap Value Fund
Aggregate Brokerage Commissions Paid During Fiscal Years Ended October 31,
2012*	2011	2010
$21,472	$11,907	$4,616

*Brokerage commissions increased for the fiscal year ended October 31, 2012 as a result of increased Fund assets.

The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

The tables below indicate the portion of each Fund’s aggregate brokerage for the fiscal year ended October 31, 2012 (from the tables above) that was directed to brokers who, in addition to providing trade execution, also supplied the Funds with research services.

Equity Income Fund
Fiscal Year Ended October 31, 2012
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$872,865	$436

Small Cap Value Fund
Fiscal Year Ended October 31, 2012
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$764,788	$374

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of the Funds are sold without a sales charge at the next price calculated after receipt of an order for purchase.  In order to purchase shares of the Funds, you must invest the initial minimum investment for the relevant class of shares.  However, the Funds reserve the right, in their sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)s or other tax-deferred retirement plans.  You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in the Funds’ view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Funds within a calendar year).  Furthermore, the Funds may suspend the right to redeem their shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (ii) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

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In-Kind Purchases and Redemptions

Payment for shares of the Funds may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; that the securities be in proper form for transfer to the Funds; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV.  If a shareholder receives redemption proceeds in-kind, the redemption would be a taxable event and the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern Time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sale price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent sales price.

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Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAVs.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, as series of the Trust, have elected and intend to continue to qualify to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and timing and amount of distributions.  The Funds’ policy is to distribute to their shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the nondeductible 4% excise tax, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of their ordinary income for such year, (ii) at least 98.2% of the excess of their realized capital gains over their realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.

In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

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Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund. The Equity Income Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2016	2017	2019	Total
Equity Income Fund	$114,883	$420,487	$38,523	$573,893

The Equity Income Fund and the Small Cap Value Fund utilized $121,289 and $81,495 of capital loss carryforwards, respectively, during the year ended October 31, 2012.  The Small Cap Value Fund deferred, on a tax basis, post-October and post-December late year losses of $55,657.

Capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income eligible under current law for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and provided that certain holding period requirements are met.  In addition, a 3.8% Medicare contribution tax generally applies to dividend income and net capital gains for taxpayers whose adjusted gross income exceeds $200,000 for single filers or $250,000 for married joint filers.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend and provided that certain holding period requirements are met.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  There is no requirement that the Funds take into consideration any tax implications when implementing their investment strategy.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

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The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Personal Holding Company

Based upon the number of shareholders of the Funds, each Fund could be considered to be a personal holding company (a “PHC”) under the Code.  A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than five individuals.  Certain pension trusts and charitable trusts are treated as individuals for purposes of this stock ownership test.  A PHC is taxed on its undistributed personal holding company income (“UPHCI”) at 15%.  UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax.  Under the Code, a regulated investment company that is also a PHC will be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code in addition to the 15% UPHCI tax and possible 4% excise tax, discussed above.  Each Fund intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI, as well as to reduce or eliminate any corporate income tax or excise tax, as discussed above.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

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This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Funds will generally receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Funds may realize from dispositions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax adviser.

Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Dividends will be taxable whether received in cash or in additional shares.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

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ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of a Fund and reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund offers two classes of shares:  Investor Class and Institutional Class.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

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The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The Annual Report for the Funds for the fiscal year ended October 31, 2012, is a separate document supplied upon request and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.  Financial statements for the Diversified Large Cap Value Fund are not yet available as the Fund had not completed its first annual period as of the date of this SAI.

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APPENDIX

Description of Ratings

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Short-Term Debt Ratings

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1,” “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

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Standard & Poor’s Ratings Group: Corporate Bond Ratings

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

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PART C
(Huber Funds)

OTHER INFORMATION

Item 28.    Exhibits

(a)
Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by Trust’s reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-laws.

(d)
Investment Advisory Agreement dated June 21, 2007, was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N-1A on June 28, 2007, and is incorporated herein by reference.

(i)
Amended Schedule A to the Investment Advisory Agreement dated October 25, 2011, was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(ii)
Amended Schedule A to the Investment Advisory Agreement dated December 28, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(e)
Distribution Agreement dated June 21, 2007, was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N-1A on June 28, 2007, and is incorporated herein by reference.

(i)
Amendment to the Distribution Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to the Fund Administration Servicing Agreement dated June 21, 2007, was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N-1A on June 28, 2007, and is incorporated herein by reference.

(B)
Amendment to the Fund Administration Servicing Agreement dated September 22, 2011, was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(C)
Amendment to the Fund Administration Servicing Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to the Transfer Agent Servicing Agreement dated June 21, 2007, was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N-1A with the SEC on June 28, 2007, and is incorporated herein by reference.

(B)
Addendum to the Transfer Agent Servicing Agreement dated March 26, 2009, was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(C)
Amendment to the Transfer Agent Servicing Agreement dated September 22, 2011, was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(D)
Amendment to the Transfer Agent Servicing Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to the Fund Accounting Servicing Agreement dated June 21, 2007, was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N-1A on June 28, 2007, and is incorporated herein by reference.

(B)
Amendment to the Fund Accounting Servicing Agreement dated September 22, 2011, was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(C)
Amendment to the Fund Accounting Servicing Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement dated June 21, 2007, was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N-1A on June 28, 2007, and is incorporated herein by reference.

(A)
Amended Appendix A to the Operating Expenses Limitation Agreement dated October 25, 2011, was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(B)
Amended Appendix A to the Operating Expenses Limitation Agreement dated December 28, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(v)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(vi)
Amended and Restated Shareholder Servicing Plan dated December 6, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(i)	Legal Opinions.

(i)
Opinion of Counsel relating to the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund dated June 28, 2007, was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N-1A on June 28, 2007, and is incorporated herein by reference.

(ii)
Opinion of Counsel relating to the Huber Capital Diversified Large Cap Value Fund dated December 18, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Amended and Restated Rule 12b-1 Distribution and Service Plan, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(n)	Rule 18f-3 Plan was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(i)
Amendment to the Rule 18f-3 Plan dated December 6, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics applicable to the Registrant dated June 2012 was previously filed with Post-Effective Amendment No. 430 to the Trust’s Registration Statement on Form N-1A on June 22, 2012, and is incorporated herein by reference.

(ii)
Code of Ethics (Adviser) dated December 1, 2008, was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Advisor

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”) (File No. 801-67634), dated November 5, 2012.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Intrepid Capital Management Funds Trust
Advisors Series Trust	IronBridge Funds, Inc.
Aegis Funds	Jacob Funds, Inc.
Aegis Value Fund, Inc.	Jacob Funds II
Allied Asset Advisors Funds	Jensen Portfolio, Inc.
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds
Hotchkis & Wiley Funds	YCG Funds

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202

Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Registrant’s Investment Adviser	Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245

Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B

Not Applicable.

Item 35.  Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 488 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 488 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of February, 2013.

ADVISORS SERIES TRUST

By: /s/ Douglas G. Hess
     Douglas G. Hess
     President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 488 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald E. O’Connor*	Trustee	February 26, 2013
Donald E. O’Connor

George J. Rebhan*	Trustee	February 26, 2013
George J. Rebhan

George T. Wofford *	Trustee	February 26, 2013
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	February 26, 2013
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	February 26, 2013
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	February 26, 2013
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		February 26, 2013
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	(j)